SCHEDULE OF DEPOSITS AND PREPAYMENTS (Details) - One Eighty Holdings Ltd [Member] - USD ($)	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Restructuring Cost and Reserve [Line Items]
Advance to suppliers	$ 153,861	$ 141,418	$ 12,298
Deposit
Prepaid expenses	53,588	77,189	14,242
Prepaid income tax	567,932		94,685
Other		118
Less: allowance for doubtful account
Total prepayments	$ 775,381	$ 218,725	$ 121,225